UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07567
STATE STREET NAVIGATOR SECURITIES LENDING TRUST
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
4TH FLOOR
BOSTON, MA 02111
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Nancy L. Conlin, Secretary State Street Bank and Trust Company One Lincoln Street SFC 4 Boston, MA 02111-2900	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109
Registrant’s telephone number, including area code: (617)- 662-3966
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
SIGNATURES
Item 1. Schedule of Investments.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments
September 30, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost
	ASSET BACKED COMMERCIAL PAPER — 5.9%
P-1, A-1	Argento Variable Funding Co. LLC (a)	0.270%	10/03/2011	10/03/2011	$85,000,000	$84,998,725
P-1, A-1	Aspen Funding Corp. (a)	0.220%	10/06/2011	10/06/2011	52,000,000	51,998,411
P-1, A-1	Aspen Funding Corp. (a)	0.230%	10/07/2011	10/07/2011	125,000,000	124,995,208
P-1, A-1	Gemini Securitization Corp. LLC (a)	0.220%	10/06/2011	10/06/2011	125,000,000	124,996,181
P-1, A-1+	Kells Funding LLC (a)	0.300%	10/06/2011	10/06/2011	125,000,000	124,994,792
P-1, A-1+	Kells Funding LLC (a)	0.320%	10/17/2011	10/17/2011	200,000,000	199,971,556
P-1, A-1+	Solitaire Funding LLC (a)	0.260%	10/21/2011	10/21/2011	200,000,000	199,971,111
P-1, A-1+	Solitaire Funding LLC (a)	0.284%	10/24/2011	10/24/2011	200,000,000	199,964,222
P-1, A-1+	Solitaire Funding LLC (a)	0.300%	11/15/2011	11/15/2011	25,000,000	24,990,625
P-1, A-1+	Solitaire Funding LLC (a)	0.335%	12/09/2011	12/09/2011	131,000,000	130,917,142

	TOTAL ASSET BACKED COMMERCIAL PAPER					1,267,797,973

	FINANCIAL COMPANY COMMERCIAL PAPER — 4.8%
P-1, A-1+	Australia & New Zealand Banking Group Ltd. (a)	0.190%	10/13/2011	10/13/2011	70,000,000	69,995,567
P-1, A-1	BPCE SA (a)	0.305%	10/06/2011	10/06/2011	455,000,000	454,980,726
P-1, A-1+	General Electric Capital Corp.	0.090%	10/12/2011	10/12/2011	150,000,000	149,995,875
P-1, A-1+	General Electric Capital Corp.	0.250%	12/09/2011	12/09/2011	107,000,000	106,948,729
P-1, A-1+	Westpac Banking Corp. (a)	0.200%	10/06/2011	10/06/2011	260,000,000	259,992,777

	TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,041,913,674

	CERTIFICATES OF DEPOSIT — 54.5%
P-1, A-1	Bank of Montreal (b)	0.296%	10/06/2011	10/05/2012	75,000,000	75,000,000
P-1, A-1+	Bank of Nova Scotia	0.190%	10/13/2011	10/13/2011	150,000,000	150,000,000
P-1, A-1+	Bank of Nova Scotia	0.300%	12/20/2011	12/20/2011	150,000,000	150,000,000
P-1, A-1+	Bank of Nova Scotia	0.300%	12/21/2011	12/21/2011	150,000,000	150,000,000
P-1, A-1+	Bank of Nova Scotia	0.300%	12/22/2011	12/22/2011	150,000,000	150,000,000
P-1, A-1	Bank of Tokyo — Mitsubishi	0.210%	10/11/2011	10/11/2011	400,000,000	400,000,000
P-1, A-1+	Barclays Bank	0.180%	10/13/2011	10/13/2011	100,000,000	100,000,000
P-1, A-1+	Barclays Bank	0.300%	10/25/2011	10/25/2011	400,000,000	400,000,000
P-1, A-1+	Barclays Bank (b)	0.495%	10/11/2011	01/10/2012	300,000,000	300,000,000
P-1, A-1+	Barclays Bank (b)	0.459%	10/17/2011	02/16/2012	250,000,000	250,000,000
P-1, A-1+	BNP Paribas	0.440%	11/07/2011	11/07/2011	150,000,000	150,000,000
P-1, A-1+	BNP Paribas	0.420%	11/10/2011	11/10/2011	300,000,000	300,000,000
P-1, A-1+	BNP Paribas	0.400%	11/21/2011	11/21/2011	100,000,000	100,000,000
P-1, A-1+	BNP Paribas	0.380%	12/12/2011	12/12/2011	150,000,000	150,000,000
P-1, A-1	Credit Agricole Corporate and Investment Bank	0.430%	10/21/2011	10/21/2011	100,000,000	100,000,000
P-1, A-1	Credit Suisse	0.300%	11/21/2011	11/21/2011	300,000,000	300,000,000
P-1, A-1	Credit Suisse (b)	0.372%	10/05/2011	10/05/2012	129,000,000	129,000,000
P-1, A-1	Deutsche Bank AG	0.180%	10/07/2011	10/07/2011	300,000,000	300,000,000
P-1, A-1	Deutsche Bank AG (b)	0.422%	10/05/2011	04/03/2012	400,000,000	400,000,000
P-1, A-1	ING Bank NV	0.250%	10/17/2011	10/17/2011	350,000,000	350,000,000
P-1, A-1	ING Bank NV	0.300%	11/14/2011	11/14/2011	400,000,000	400,000,000
P-1, A-1	ING Bank NV	0.410%	11/21/2011	11/21/2011	200,000,000	200,000,000
P-1, A-1	ING Bank NV	0.400%	12/15/2011	12/15/2011	100,000,000	100,000,000
P-1, A-1	Lloyds TSB Bank	0.200%	10/11/2011	10/11/2011	250,000,000	250,000,000
P-1, A-1	Lloyds TSB Bank	0.210%	10/13/2011	10/13/2011	400,000,000	400,000,000
P-1, A-1	Lloyds TSB Bank	0.210%	10/17/2011	10/17/2011	250,000,000	250,000,000
P-1, A-1+	National Australia Bank Ltd.	0.210%	10/11/2011	10/11/2011	650,000,000	650,000,902
P-1, A-1+	National Australia Bank Ltd. (b)	0.302%	10/04/2011	04/26/2012	198,000,000	198,000,000
P-1, A-1+	National Australia Bank Ltd. (b)	0.306%	10/11/2011	06/06/2012	200,000,000	200,000,000
P-1, A-1+	National Australia Bank Ltd. (b)	0.306%	10/11/2011	06/07/2012	150,000,000	150,000,000
P-1, A-1+	Nordea Bank Finland	0.200%	10/06/2011	10/06/2011	300,000,000	299,999,792

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
September 30, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Cost
	CERTIFICATES OF DEPOSIT (continued)
P-1, A-1+	Rabobank Nederland NV (b)	0.304%	10/07/2011	12/07/2011	$150,000,000	$150,000,000
P-1, A-1+	Rabobank Nederland NV	0.330%	12/21/2011	12/21/2011	300,000,000	300,000,000
P-1, A-1+	Rabobank Nederland NV (b)	0.322%	10/04/2011	04/02/2012	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NV (b)	0.305%	10/26/2011	04/26/2012	250,000,000	250,000,000
P-1, A-1+	Rabobank Nederland NV (b)	0.289%	10/14/2011	05/14/2012	81,000,000	81,000,000
P-1, A-1+	Rabobank Nederland NV (b)	0.299%	10/14/2011	05/14/2012	81,000,000	81,000,000
P-1, A-1	Royal Bank of Scotland	0.190%	10/07/2011	10/07/2011	300,000,000	300,000,000
P-1, A-1	Royal Bank of Scotland	0.230%	10/13/2011	10/13/2011	200,000,000	200,000,000
P-1, A-1	Royal Bank of Scotland	0.230%	10/17/2011	10/17/2011	300,000,000	300,000,000
P-1, A-1	Royal Bank of Scotland	0.400%	10/24/2011	10/24/2011	200,000,000	200,000,000
P-1, A-1	Skandinaviska Enskilda Banken AB	0.210%	10/06/2011	10/06/2011	230,000,000	230,000,000
P-1, A-1	Standard Chartered Bank	0.150%	10/03/2011	10/03/2011	175,000,000	175,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.210%	10/07/2011	10/07/2011	170,000,000	170,000,000
P-1, A-1	Sumitomo Mitsui Banking Corp.	0.200%	10/11/2011	10/11/2011	200,000,000	200,000,000
P-1, A-1	Swedbank AB	0.190%	10/06/2011	10/06/2011	205,000,000	205,000,000
P-1, A-1+	Toronto Dominion Bank	0.180%	10/17/2011	10/17/2011	125,000,000	125,000,000
P-1, A-1+	Toronto Dominion Bank (b)	0.307%	10/28/2011	10/28/2011	55,000,000	55,000,000
P-1, A-1+	Toronto Dominion Bank (b)	0.305%	10/12/2011	01/12/2012	72,000,000	72,000,000
P-1, A-1	UBS AG	0.110%	10/11/2011	10/11/2011	200,000,000	200,000,000
P-1, A-1	UBS AG	0.140%	10/28/2011	10/28/2011	238,000,000	238,000,000
P-1, A-1	UBS AG (b)	0.354%	11/04/2011	02/06/2012	550,000,000	550,000,000

	TOTAL CERTIFICATES OF DEPOSIT					11,734,000,694

	OTHER NOTES — 4.5%
P-1, A-1+	Arkle Master Issuer PLC (b)(c)	0.360%	10/17/2011	08/17/2012	226,000,000	226,000,000
P-1, A-1	Bank of Tokyo — Mitsubishi	0.010%	10/03/2011	10/03/2011	300,000,000	300,000,000
P-1, A-1+	Nordea Bank AB (b)(c)	0.393%	11/18/2011	10/17/2012	200,000,000	200,000,000
P-1, A-1+	Svenska Handelsbanken AB (b)(c)	0.342%	11/17/2011	05/16/2012	250,000,000	250,000,000

	TOTAL OTHER NOTES					976,000,000

						Market Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 19.5%
P-1, A-1+	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.500% - 6.500% due 11/01/2025 - 04/01/2041 valued at $76,500,001); proceeds $75,000,833	0.080%	10/05/2011	10/05/2011	75,000,000	75,000,000
P-1, A-1+	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.500% - 7.500% due 05/01/2019 - 09/01/2041 valued at $153,000,001); proceeds $150,001,500	0.090%	10/04/2011	10/04/2011	150,000,000	150,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
September 30, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1+	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.500% - 7.500% due 09/01/2019 - 09/01/2041 valued at $204,000,000); proceeds $200,001,667	0.100%	10/03/2011	10/03/2011	$200,000,000	$200,000,000
P-1, A-1+	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by a Various U.S. Government Obligation, 3.500% - 6.000 due 03/01/2020 - 09/01/2041 valued at $359,040,001); proceeds $352,003,520	0.120%	10/03/2011	10/03/2011	352,000,000	352,000,000
P-1, A-1	Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 0.750% - 6.625% due 02/26/2013 - 11/15/2030 valued at $153,000,506); proceeds $150,001,458	0.070%	10/05/2011	10/05/2011	150,000,000	150,000,000
P-1, A-1	Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 0.968% - 5.500% due 12/25/2035 - 09/25/2040 valued at $246,840,000); proceeds $242,002,017	0.100%	10/03/2011	10/03/2011	242,000,000	242,000,000
P-1, A-1	Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.500% - 5.500% due 11/15/2039 - 08/15/2041 valued at $102,252,024); proceeds $100,001,083	0.130%	10/03/2011	10/03/2011	100,000,000	100,000,000
P-1, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.500% - 5.000% due 01/01/2019 - 02/01/2040 valued at $204,001,159); proceeds $200,000,833	0.050%	10/03/2011	10/03/2011	200,000,000	200,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
September 30, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 4.000% - 5.000% due 04/01/2026 - 09/01/2041 valued at $153,002,492); proceeds $150,001,000	0.080%	10/03/2011	10/03/2011	$150,000,000	$150,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 0.000% - 5.375% due 06/15/2012 - 09/30/2022 valued at $331,500,030); proceeds $325,001,354	0.050%	10/03/2011	10/03/2011	325,000,000	325,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.500% - 5.500 due 07/01/2025 - 06/01/2041 valued at $229,620,880); proceeds $225,002,500	0.100%	10/04/2011	10/04/2011	225,000,000	225,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.500% - 6.500 due 01/01/2026 - 07/20/2040 valued at $51,031,841); proceeds $50,000,556	0.080%	10/05/2011	10/05/2011	50,000,000	50,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 5.000% - 6.000% due 08/01/2037 - 04/01/2040 valued at $127,500,000); proceeds $125,001,250	0.060%	10/06/2011	10/06/2011	125,000,000	125,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 5.000% due 06/01/2035 - 05/01/2040 valued at $255,000,000); proceeds $250,001,458	0.070%	10/03/2011	10/03/2011	250,000,000	250,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
September 30, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 5.000% - 6.000% due 09/15/2039 - 05/15/2040 valued at $178,500,001); proceeds $175,002,139	0.110%	10/04/2011	10/04/2011	$175,000,000	$175,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by a U.S. Government Obligations, 4.500% due 08/20/2041 valued at $328,440,001); proceeds $322,002,683	0.100%	10/03/2011	10/03/2011	322,000,000	322,000,000
P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.000% - 4.000% due 04/25/2036 - 09/15/2041 valued at $127,500,000); proceeds $125,001,250	0.120%	10/03/2011	10/03/2011	125,000,000	125,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.000% - 5.500 due 09/01/2021 - 07/01/2041 valued at $255,000,001); proceeds $250,001,042	0.050%	10/03/2011	10/03/2011	250,000,000	250,000,000
P-1, A-1+	Agreement with Royal Bank of Canada and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 4.000% due 01/01/2020 - 03/01/2031 valued at $127,533,507); proceeds $125,001,910	0.110%	10/05/2011	10/05/2011	125,000,000	125,000,000
P-1, A-1	Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 0.557% - 6.000% due 01/15/2018 - 02/25/2039 valued at $408,000,000); proceeds $400,002,667	0.080%	10/03/2011	10/03/2011	400,000,000	400,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
September 30, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
P-1, A-1	Agreement with UBS Securities, LLC and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 5.000% due 07/15/2039 - 07/20/2041 valued at $204,000,001); proceeds $200,001,833	0.110%	10/03/2011	10/03/2011	$200,000,000	$200,000,000

	TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,191,000,000

	TREASURY REPURCHASE AGREEMENTS — 8.0%
P-1, A-1+	Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Strips, 1.500% - 5.375% due 05/31/2016 - 02/15/2031 valued at $1,072,699,481); proceeds $1,051,670,382	0.050%	10/03/2011	10/03/2011	1,051,666,000	1,051,666,000
P-1, A-1+	Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by a U.S. Treasury Strip, 4.500% due 02/15/2036 valued at $51,000,067); proceeds $50,000,083	0.020%	10/03/2011	10/03/2011	50,000,000	50,000,000
P-1, A-1	Agreement with Credit Agricole Corporate & Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by a U.S. Treasury Strip, 2.625% due 08/15/2020 valued at $51,000,106); proceeds $50,000,625	0.150%	10/03/2011	10/03/2011	50,000,000	50,000,000
P-1, A-1	Agreement with Credit Suisse Securities (USA) LLC Bank Securities, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 09/30/2011 (collateralized by a U.S. Treasury Bond, 5.250% due 11/15/2028 and U.S. Treasury Notes, 0.375% - 1.375% 08/31/2012 - 06/15/2014 valued at $331,500,882); proceeds $325,000,813	0.030%	10/03/2011	10/03/2011	325,000,000	325,000,000
P-1, A-1	Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Strips, 0.625% - 1.625% due 01/15/2015 - 07/15/2021 valued at $153,000,098); proceeds $150,000,500	0.040%	10/03/2011	10/03/2011	150,000,000	150,000,000

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
September 30, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Value
	TREASURY REPURCHASE AGREEMENTS (continued)
P-1, A-1+	Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co., (Tri-Party), dated 09/30/2011 (collateralized by a U.S. Treasury Note, 1.000% due 03/31/2012 valued at $102,004,039); proceeds $100,000,417	0.050%	10/03/2011	10/03/2011	$100,000,000	$100,000,000

	TOTAL TREASURY REPURCHASE AGREEMENTS					1,726,666,000

	OTHER REPURCHASE AGREEMENTS — 2.8%
P-1, A-1	Agreement with Credit Suisse Securities (USA) LLC Bank Securities, Inc., (Tri-Party), dated 09/30/2011 (collateralized by Exchange Traded Funds valued at $630,057,584); proceeds $600,011,500	0.230%	10/03/2011	10/03/2011	600,000,000	600,000,000

TOTAL INVESTMENTS(d)(e)† — 100.0%	21,537,378,341
Other Assets in Excess of Liabilities — 0.00%	3,543,611
NET ASSETS — 100.0%	$21,540,921,952

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.53% of net assets as of September 30, 2011.

(b)	Floating Rate Note - Interest rate shown is rate in effect at September 30, 2011.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.14% of net assets as of September 30, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(e)	Also represents the cost for federal tax purposes.

†	As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

*	Moody’s rating, Standard & Poor’s rating.

State Street Navigator Securities Lending Prime Portfolio
Schedule of Investments — (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	—
Level 2 — Other Significant Observable Inputs	$21,537,378,341
Level 3 — Significant Unobservable Inputs	—

Total	$21,537,378,341

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
There were no transfers between levels for the period ended September 30, 2011.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments
September 30, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 78.0%

P-1, A-1+
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.000% - 7.500% due 07/01/2015 - 07/01/2051 valued at $285,600,000); proceeds $280,002,800

		0.120%	10/03/2011	10/03/2011	$280,000,000	$280,000,000

P-2, A-1
Agreement with Citigroup Global, Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 4.500% - 5.500% due 01/01/2018 - 11/01/2040 valued at $285,600,000); proceeds $280,002,333

		0.100%	10/03/2011	10/03/2011	280,000,000	280,000,000

NR, A-1
Agreement with ING Financial Markets LLC/New York and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 4.500% - 5.000% due 05/01/2040 - 07/01/2041 valued at $88,740,490); proceeds $87,000,725

		0.100%	10/03/2011	10/03/2011	87,000,000	87,000,000

P-2, A-1	Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 4.500% due 07/20/2041 - 08/20/2041 valued at $285,600,000); proceeds $280,002,333	0.100%	10/03/2011	10/03/2011	280,000,000	280,000,000

P-1, A-1
Agreement with RBS Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 3.500% - 4.000% due 09/01/2024 - 09/01/2026 valued at $278,462,658); proceeds $273,003,413

		0.150%	10/03/2011	10/03/2011	273,000,000	273,000,000

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments — (continued)
September 30, 2011 (Unaudited)

	Name of Issuer	Interest	Next Rate	Maturity	Principal	Market
Rating*	and Title of Issue	Rate	Reset Date	Date	Amount	Value
	GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)

P-1, A-1+
Agreement with Royal Bank of Canada and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by various U.S. Government Obligations, 4.000% - 5.000% due 02/01/2026 - 05/01/2041 valued at $178,500,001); proceeds $175,000,729

		0.050%	10/03/2011	10/03/2011	$175,000,000	$175,000,000
	TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,375,000,000

	TREASURY REPURCHASE AGREEMENTS — 22.0%

P-1, A-1+
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Strips, 4.375% due 02/15/2038 valued at $292,662,603); proceeds $286,925,196

		0.050%	10/03/2011	10/03/2011	286,924,000	286,924,000

P-1, A-1
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2011 (collateralized by U.S. Treasury Strips, 0.375% due 10/31/2012 valued at $102,000,031); proceeds $100,001,250

		0.150%	10/03/2011	10/03/2011	100,000,000	100,000,000
	TOTAL TREASURY REPURCHASE AGREEMENTS					386,924,000

TOTAL INVESTMENTS(a)(b) — 100.0%						1,761,924,000
Liabilities in Excess of Assets — 0.00%						(52,711)
NET ASSETS — 100.0%						$1,761,871,289

(a)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(b)	Also represents the cost for federal tax purposes.

*	Moody’s rating, Standard & Poor’s rating.

State Street Navigator Securities Lending TIAA-CREF Short Term Lending Portfolio
Schedule of Investments — (continued)
September 30, 2011 (Unaudited)
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.
The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2011, in valuing the Portfolio’s assets carried at fair value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	—
Level 2 — Other Significant Observable Inputs	$1,761,924,000
Level 3 — Significant Unobservable Inputs	—
Total Investments	$1,761,924,000
The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
There were no transfers between levels for the period ended September 30, 2011.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:	/s/ James E. Ross
James E. Ross
President

Date: November 21, 2011

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date: November 21, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President (Principal Executive Officer)

Date: November 21, 2011

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer (Principal Financial Officer)

Date: November 21, 2011